Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2023	2022
Accrued payroll	18,525	21,232
Deferred R&D credits	5,053	975
Rebates and customer advances	1,242	1,050
Interest payable	4,006	2,096
Accrued duty, freight and related expenses	4,005	5,314
Royalties	2,471	2,149
Value added tax payables	1,751	949
Other accrued expenses and liabilities	8,336	13,320
	$45,389	$47,085
Deferred R&D credits represent future offsets to research and development expense in the consolidated statement of operations. These credits were generated through the Company's participation in the U.K. Research and Development Expenditure Credit (RDEC) program.